Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
28.	RELATED PARTY TRANSACTIONS

In addition to the transactions, arrangements and balances detailed elsewhere in these financial statements, the Group had the following transactions with companies controlled by a shareholder with significant influence over the Company and key management personnel on agreed terms between the relevant parties during the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
	US$	US$	US$
Finance costs on loan notes:
- Key management personnel	-	-	152,468
- Companies controlled by a shareholder with significant influence over the Company	-	-	15,013,576

Revenue earned from companies controlled by a shareholder with significant influence over the Company:
- Internet leads generation and marketing service income	64,736	103,236	161,451
- Insurance commission income	643,917	1,077,441	695,088
- Marketing income	81,331	75,314	25,161

Cost of revenue paid to companies controlled by a shareholder with significant influence over the Company	716,375	1,425,553	251,140